Note 09 - General and Administrative Expenses (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Regulatory, Tax & Insurance [Abstract]
of which: bank levy	€ 172	€ 528	€ 762
Other expenses [Abstract]
of which: litigation related net expenses	€ 2,000	€ 311	€ 413